Provisions - Summary of Social Security Contributions on Share Options (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance	£ 1,634
Ending balance	4,123	£ 1,634
Social security contributions on share options [member]
Disclosure of other provisions [line items]
Beginning balance	109	104
Arising/(released) during the year, net	(109)	5
Ending balance		109
Deferred cash consideration [member]
Disclosure of other provisions [line items]
Beginning balance	1,525	1,654
Increase in provision due to the unwinding of the time value of money	225	157
Increase in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved	2,373	(286)
Ending balance	£ 4,123	£ 1,525